Short-Term Bank Deposit (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Short-Term Bank Deposit [Abstract]
Deposit amount	$ 40,000
Interest rate	2.28%
Maturity date	Dec. 27, 2018